Stockholder’s Equity (Deficit)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Equity [Abstract]
Stockholder’s Equity (Deficit)

Note 19 — Stockholder’s Equity (Deficit)

Preferred Stock— The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.01 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2026 and September 30, 2025, there were no shares of preferred stock issued or outstanding.

Common Stock— The Company is authorized to issue 150,000,000 shares of common stock with par value of $0.01 each. As of March 31, 2026 and September 30, 2025, there were 20,347,137 and 14,521,094 shares of Common Stock issued and outstanding, respectively.

Warrants

As part of the Bannix IPO, Bannix issued 6,900,000 warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, Bannix completed the private sale of 406,000 Private Placement warrants where each warrant allows the holder to purchase one share of the Company’s Class A common stock at $11.50 per share.

Bannix accounted for the 6,900,000 warrants issued in connection with the IPO and private placement in accordance with the guidance contained in ASC Topic 815 “Derivatives and Hedging” whereby under that provision, the Private Warrants did not meet the criteria for equity treatment and were recorded as a liability. Accordingly, Bannix classified the Private Warrants as a liability at fair value and adjusts them to fair value at each reporting period. The Public Warrants met the classification for equity treatment.

The warrants became exercisable on the later of 12 months from the closing of this offering or upon completion of its initial Business Combination and will expire five years after the completion of Reverse Acquisition, at 5:00 p.m., Eastern Time, or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may redeem the warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption, to each warrant holder; and

●	if, and only if, the reported last sale price of the Public Shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day until the date of redemption.

At the time of the Reverse Acquisition, The Private Placement Warrants became identical to the Public Warrants underlying the Units sold in the Bannix IPO. The Private Placement Warrants were classified as Equity upon close of the Reverse Acquisition. During the three and six months ended March 31, 2026, 46,747 and 542,256 warrants were exercised for $537,591 and $6,235,945, respectively. At March 31, 2026 and September 30, 2025, there were 8,396,069 and 7,304,992 warrants outstanding inclusive of 300,000 pre-funded warrants (See Note 9).

Conversion of public and private rights

On July 14, 2025, at the close of the Reverse Acquisition, 6,900,000 public rights and 406,000 private rights under Bannix were converted for Common shares on a ten-to-one basis.

The following is an analysis of the warrants grant activity:

Schedule of stock option grant activity	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2025	7,304,992	$11.50	4.79
Granted	300,000	0.01	—
Expired	—	—	—
Exercised	(495,509)	(11.50)	(4.79)
Outstanding at December 31, 2025	7,109,483	11.02	4.56
Granted	1,333,333	9.00	5.00
Expired	—	—	—
Exercised	(46,747)	(11.50)	(4.56)
Outstanding at March 31, 2026	8,396,069	$10.69	4.41

At March 31, 2026 and September 30, 2025, the intrinsic value of the warrants was $1,419,000 and $0, respectively.

The assumptions used in Monte Carlo Simulation model related to the February 26, 2026 1,333,333 warrants issuance are set forth in the table immediately below:

February 26, 2026
Stock Price	$7.96
Exercise Price	$9.00
Volatility	73.0%
Risk free rate of return	3.54%
Term to maturity (years)	5.00
Term to financing (years)	2.50

Stock based compensation

Omnibus Equity Incentive Plan

On August 5, 2025, the Board of Directors (the “Board”) of Bannix adopted Bannix’s 2025 Omnibus Equity Incentive Plan (the “Plan”), which authorizes the issuance of up to 7,000,000 shares of Bannix’s common stock, par value $0.01 per share (the “Common Stock”). The Plan is subject to approval by Bannix’s shareholders within twelve (12) months of the Board’s adoption date. If shareholder approval is obtained, the Plan will become effective as of August 5, 2025. The Plan provides for the grant of various equity-based awards, including non-qualified stock options, incentive stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards, performance unit awards, unrestricted stock awards, distribution equivalent rights, or any combination thereof. The Plan is intended to assist Bannix in attracting, retaining, and incentivizing key management employees, directors, and consultants, and to align their interests with those of Bannix’s shareholders.

Stock Options

On August 6, 2025 and September 2, 2025, the Company entered into several employment agreements, pursuant to which the Company granted 6,350,000 options to employees with vesting periods of 4 years and exercise price of $7.2 and $9.09, respectively. On January 2, 2026 and March 12, 2026, the Company granted 500,000 options each to two employees with vesting period of 3 years and 4 years and exercise price of $9.26 and $7.47, respectively. For the three and six months ended March 31, 2026 and 2025, total stock-based compensation related to the employments agreements was $1,119,097 and $0, respectively, and $3,128,944 and $0, respectively, and included in general and administrative expense on the accompanying unaudited condensed consolidated statements of operations.

During the three months ended March 31, 2026, 3,600,000 unvested options were forfeited which resulted in stock based compensation reversal of $1,733,920.

On July 16, 2025, the Company entered into a consultant non statutory stock option agreement with a vendor, pursuant to which the vendor was granted 500,000 stock options that vested immediately at an exercise price of $3.27 and total compensation expense of $1,452,240 was recognized during the year ended September 30, 2025.

The assumptions used in the Black-Scholes model are set forth in the table immediately below:

	January 2, 2026 - March 12, 2026	August 6, 2025 - September 2, 2025
Exercise price	$ 9.26 - 7.47	$ 3.27 - 9.09
Risk-free interest rate	3.74 - 3.84%	3.58 -3.91%
Volatility	73.0 - 86.3%	101.4 - 114.4%
Expected life (years)	4 - 4.5	3.19 - 5.00
Dividend yield	0%	0%

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2025	—	$—	—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at December 31, 2025	6,850,000	7.42	5.23
Granted	1,000,000	8.37	5.00
Expired	—	—	—
Forfeited	(3,600,000)	(8.04)	(4.38)
Outstanding at March 31, 2026	4,250,000	7.75	5.85

At March 31, 2026 and September 30, 2025, the intrinsic value of outstanding options is $735,000 and $14,429,000, respectively. At March 31, 2026 and September 30, 2025, 500,000 options were vested and exercisable, respectively.

The Company will recognize the remaining total stock-based compensation of $16,219,448 in future periods as follows:

Year	Amount
2026	$2,450,154
2027	4,900,308
2028	4,900,308
2029	3,703,652
2030	265,026
Total	$16,219,448

Restricted stock units (“RSUs”)

On August 1, 2025, the Company entered into agreements with three independent directors, pursuant to which each independent directors will be granted $60,000 of restricted stock units annually. On January 30, 2026, the Company issued an additional 14,961 RSUs to independent directors. The restricted stock units will vest after 1 year of service. For the three and six months ended March 31, 2026 and 2025, the Company recorded stock-based compensation expense related to the RSUs of $143,221 and $0, respectively, and $188,221 and $0 in the six months ended March 31, 2026 and 2025, respectively. At March 31, 2026 and September 30, 2025, unearned compensation is $146,840 and $150,000, respectively and will be recognized in the future.

The following table summarizes RSU issuance and related stock-based expense,

Quarter ended	RSU issued	Value of RSUs issued	Stock based compensation
September 30, 2025	15,735	$180,000	$30,000
December 31, 2025	—	—	45,000
March 31, 2026	14,961	295,000	143,221
	30,696	$475,000	$218,221

Issuance of shares to former directors

On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued and stock-based compensation of $125,000 related the compensation agreements with two former directors was included in general and administrative expense on the consolidated statements of operations during the year ended September 30, 2025. There was no issuance of shares for the three and six months ended March 31, 2026.

Other share issuances

As outlined in Note 14, the Company issued 200,000 shares of Common stock at a fair value of $470,000 pursuant to the SEPA during the year ended September 30, 2025. There were no issuance of shares under this agreement for the three and six months ended March 31, 2026.

At the close of the Reverse Acquisition, Bannix owed a vendor 22,500 shares pursuant to an agreement for the provision of services. On July 25, 2025, the Company issued the Common Shares to the vendor to satisfy the outstanding obligation.

As stated in Note 8, the Company issued 1,500,000 Common Shares pursuant to the asset acquisition.

On January 28, 2026, the Company issued 8,532 shares to the vendor in satisfaction of the terms under the $75,000 RSUs issuable under the consulting arrangement (See Note 19).

Stock-based compensation liability

In November 2025, the Company entered into an advisory services agreement with an independent member of the board of directors. As compensation for the services of the board member, a compensation of $30,000 monthly payable in cash and $5,000 monthly payable in shares. At March 31, 2026 and September 30, 2025, the $25,000 and $0 payable in shares was not issued to the director and is included in stock-based compensation liability on the accompanying unaudited condensed consolidated balance sheets.

On October 9, 2025, the Company entered into a consulting arrangement with a vendor, pursuant to which $75,000 of RSUs will be issued within 5 days of the execution date and the contract then 6 months later. The Company issued 8,352 shares to the vendor during the three months ended March 31, 2025. There were no shares payable and unissued at March 31, 2026 and September 30, 2025.

As stated in Note 16, pursuant to the PVML Agreement, the payment contains an equity component valued at $350,000, to be settled through the issuance of 35,000 shares of the Company’s common stock valued at $10.00 per share. At March 31, 2026, did not issue these shares and the $350,000 payable in shares is included in stock-based compensation liability on the accompanying unaudited condensed consolidated balance sheets. There were no shares payable and unissued at September 30, 2025.

Note 12— Stockholder’s Deficit

Preferred Stock— The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.01 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2025 and 2024, there were no shares of preferred stock issued or outstanding.

Common Stock— The Company is authorized to issue 150,000,000 shares of common stock with par value of $0.01 each. As of September 30, 2025 and 2024, there were 14,521,094 and 11,000,000 shares of Common Stock issued and outstanding, respectively.

Warrants

As part of the Bannix IPO, Bannix issued 6,900,000 warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, Bannix completed the private sale of 406,000 Private Placement warrants where each warrant allows the holder to purchase one share of the Company’s Class A common stock at $11.50 per share.

Bannix accounted for the 6,900,000 warrants issued in connection with the IPO and private placement in accordance with the guidance contained in ASC Topic 815 “Derivatives and Hedging” whereby under that provision, the Private Warrants did not meet the criteria for equity treatment and were recorded as a liability. Accordingly, Bannix classified the Private Warrants as a liability at fair value and adjusts them to fair value at each reporting period. The Public Warrants met the classification for equity treatment.

The warrants became exercisable on the later of 12 months from the closing of this offering or upon completion of its initial Business Combination and will expire five years after the completion of Reverse Acquisition, at 5:00 p.m., Eastern Time, or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may redeem the warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption, to each warrant holder; and

●	if, and only if, the reported last sale price of the Public Shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day until the date of redemption.

At the time of the Reverse Acquisition, The Private Placement Warrants became identical to the Public Warrants underlying the Units sold in the Bannix IPO. The Private Placement Warrants were classified as Equity upon close of the Reverse Acquisition. During the year ended September 2025 and the period from March 20, 2024 (inception) to September 30, 2024, 1008 and 0 warrants were exercised. At September 30, 2025, there were 7,304,992 warrants outstanding.

Conversion of public and private rights

On July 14, 2025, at the close of the Reverse Acquisition, 6,900,000 public rights and 406,000 private rights under Bannix were converted for Common shares on a ten-to-one basis.

Stock based compensation

Omnibus Equity Incentive Plan

On August 5, 2025, the Board of Directors (the “Board”) of Bannix adopted Bannix’s 2025 Omnibus Equity Incentive Plan (the “Plan”), which authorizes the issuance of up to 7,000,000 shares of Bannix’s common stock, par value $0.01 per share (the “Common Stock”). The Plan is subject to approval by Bannix’s shareholders within twelve (12) months of the Board’s adoption date. If shareholder approval is obtained, the Plan will become effective as of August 5, 2025. The Plan provides for the grant of various equity-based awards, including non-qualified stock options, incentive stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards, performance unit awards, unrestricted stock awards, distribution equivalent rights, or any combination thereof. The Plan is intended to assist Bannix in attracting, retaining, and incentivizing key management employees, directors, and consultants, and to align their interests with those of Bannix’s shareholders.

Stock Options

On August 6, 2025 and September 2, 2025, the Company entered into several employment agreements, pursuant to which the Company granted 6,350,000 options to employees with vesting periods of 4 years and exercise price of $7.2 and $9.09, respectively. For the year ended September 30, 2025 and the period from March 20, 2024 (inception) to September 30, 2024, total stock-based compensation related to the employments agreements was $511,847 and $0 and included in general and administrative expense on the accompanying consolidated statements of operations.

On July 16, 2025, the Company entered into a consultant non statutory stock option agreement with a vendor, pursuant to which the vendor was granted 500,000 stock options that vested immediately at an exercise price of $3.27. For the year ended September 30, 2025 and the period from March 20, 2024 (inception) to September 30, 2024, total stock based compensation of $2,481,283 and $0, respectively, related to this grant was included in general and administrative expense on the accompanying consolidated statements of operations.

The assumptions used in the Black-Scholes model during the years ended September 30, 2025, are set forth in the table immediately below:

June 30, 2025
Exercise price	3.27 – 9.09
Risk-free interest rate	3.58 – 3.91%
Volatility	101.4 – 114.4%
Expected life (years)	3.19-5.00
Dividend yield	$0%

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2024	—	$—	—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at September 30, 2025	6,850,000	$7.42	5.23
Exercisable at September 30, 2025	—

The Company will recognize the remaining total stock-based compensation of $31,128,519 in future periods as follows:

Year	Amount
Remainder of 2025	$2,009,847
2026	8,039,388
2027	8,039,388
2028	8,039,388
2029	5,000,388
Total	$31,128,519

Restricted stock units (“RSUs”)

On August 1, 2025, the Company entered into agreements with three independent directors, pursuant to which each independent directors will be granted $60,000 of restricted stock units annually. The restricted stock units will vest after 1 year of service. During the year ended September 30, 2025 and the period from March 20, 2024 (inception) to September 30, 2024, the Company issued 15,735 shares and 0 shares, respectively to the independent directors pursuant to the agreement and representing $60,000 in restricted stock payable to each independent director. For the year ended September 30, 2025 and the period from March 20, 2024 (inception) to September 30, 2024, the Company recorded stock based compensation expense related to the RSUs of $30,000 and $0, respectively. At September 30, 2025 and 2024, unearned compensation is $150,000 and $0, respectively and will be recognized in future years.

Issuance of shares to former directors

On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued. For the year ended September 30, 2025, total stock based compensation of $125,000 related to the compensation agreements with three former directors was included in general and administrative expense on the accompanying consolidated statements of operations.

Other share issuances

As outlined in Note 9, the Company issued 200,000 shares of Common stock at a fair value of $470,000 pursuant to the SEPA.

At the close of the Reverse Acquisition, Bannix owed a vendor 22,500 shares pursuant to an agreement for the provision of services. On July 25, 2025, the Company issued the Common Shares to the vendor to satisfy the outstanding obligation.